Other Liabilities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Text Block [Line Items]
Interest expense on lease liabilities	$ 110	$ 92
Cash outflow for leases	455	435
Variable lease payments not included in the measurement of lease liabilities	258	$ 218
Year 2025 [member]
Text Block [Line Items]
Gross lease liabilities	407
Year 2026 [member]
Text Block [Line Items]
Gross lease liabilities	437
Year 2027 [member]
Text Block [Line Items]
Gross lease liabilities	423
Year 2028 [member]
Text Block [Line Items]
Gross lease liabilities	395
Year 2029 [member]
Text Block [Line Items]
Gross lease liabilities	371
Year 2030 and Thereafter [member]
Text Block [Line Items]
Gross lease liabilities	$ 1,868